Note 6 - Stock-Based Compensation Expense (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expense					$ 902,074	$ 369,987
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 738,281		$ 738,281		$ 1,449,405
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			1 year 7 months 6 days		2 years
Prepaid Expense, Value of Stock Issued for Services During Period	104,167		$ 104,167		$ 24,000
Expense Related To Consulting And Investment Banking Agreements [Member]
Share-Based Payment Arrangement, Expense	70,833	$ 48,375	132,333	$ 80,322
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expense	$ 227,114	$ 190,191	$ 681,166	$ 570,573	$ 773,377	$ 269,427